Aggregate Stock Plan Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Available For Grant, Beginning Balance	3,499,458	1,005,853	1,551,571
Total Shares Available For Grant, Granted	(657,959)	(699,204)	(774,409)
Total Shares Available For Grant, Additional shares authorized		3,000,000
Total Shares Available For Grant, Exercised
Total Shares Available For Grant, Vested
Total Shares Available For Grant, Canceled/forfeited	190,040	192,809	228,691
Total Shares Available For Grant, Ending Balance	3,031,539	3,499,458	1,005,853
Stock Options, Number, Ending Balance	498,493
Stock Options, Weighted Average Price, Ending Balance	$ 17.66
Stock Options and Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options and Restricted Shares, Number, Beginning Balance	2,351,821	3,232,611	3,752,211
Stock Options and Restricted Shares, Number, Granted	657,959	699,204	774,409
Stock Options and Restricted Shares, Number, Exercised	(263,754)	(850,204)	(370,874)
Stock Options and Restricted Shares, Number, Vested	(585,238)	(536,981)	(694,444)
Stock Options and Restricted Shares, Number, Canceled/forfeited	(190,040)	(192,809)	(228,691)
Stock Options and Restricted Shares, Number, Ending Balance	1,970,748	2,351,821	3,232,611
Stock Options and Restricted Shares, Weighted Average Price, Beginning Balance	$ 31.98	$ 21.33	$ 16.30
Stock Options and Restricted Shares, Weighted Average Price, Granted	$ 50.87	$ 50.18	$ 37.38
Stock Options and Restricted Shares, Weighted Average Price, Exercised	$ 16.00	$ 10.03	$ 14.55
Stock Options and Restricted Shares, Weighted Average Price, Vested	$ 29.42	$ 22.75	$ 12.36
Stock Options and Restricted Shares, Weighted Average Price, Canceled/forfeited	$ 47.81	$ 41.91	$ 31.27
Stock Options and Restricted Shares, Weighted Average Price, Ending Balance	$ 39.66	$ 31.98	$ 21.33
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Number, Beginning Balance	1,589,574	1,620,160	1,743,699
Restricted Shares, Number, Granted	657,959	699,204	774,409
Restricted Shares, Number, Exercised
Restricted Shares, Number, Vested	(585,238)	(536,981)	(694,444)
Restricted Shares, Number, Canceled/forfeited	(190,040)	(192,809)	(203,504)
Restricted Shares, Number, Ending Balance	1,472,255	1,589,574	1,620,160
Restricted Shares, Weighted Average Price, Beginning Balance	$ 38.94	$ 29.08	$ 18.81
Restricted Shares, Weighted Average Price, Granted	$ 50.87	$ 50.18	$ 37.38
Restricted Shares, Weighted Average Price, Exercised
Restricted Shares, Weighted Average Price, Vested	$ 29.42	$ 22.75	$ 12.36
Restricted Shares, Weighted Average Price, Canceled/forfeited	$ 47.81	$ 41.91	$ 29.68
Restricted Shares, Weighted Average Price, Ending Balance	$ 46.91	$ 38.94	$ 29.08
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Number, Beginning Balance	762,247	1,612,451	2,008,512
Stock Options, Number, Granted
Stock Options, Number, Exercised	(263,754)	(850,204)	(370,874)
Stock Options, Number, Vested
Stock Options, Number, Canceled/forfeited			(25,187)
Stock Options, Number, Ending Balance	498,493	762,247	1,612,451
Stock Options, Weighted Average Price, Beginning Balance	$ 17.46	$ 13.54	$ 14.11
Stock Options, Weighted Average Price, Granted
Stock Options, Weighted Average Price, Exercised	$ 16.00	$ 10.03	$ 14.55
Stock Options, Weighted Average Price, Vested
Stock Options, Weighted Average Price, Canceled/forfeited			$ 44.08
Stock Options, Weighted Average Price, Ending Balance	$ 18.23	$ 17.46	$ 13.54